Income Taxes (Reconciliation of Reported Income Taxes and Federal Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Income Taxes [Abstract]
Federal income taxes	$ 338	$ 473
State income taxes, net of federal income tax effect	44	77
Non-deductible merger related costs	0	(102)
Other items, net	(46)	4
Income Tax Expense (Benefit), Total	$ 336	$ 452
Federal income taxes, percent	34.00%	34.00%
State income taxes, net of federal income tax effect, percent	4.40%	5.50%
Non-deductible merger related costs (reimbursement), percent	0.00%	(7.30%)
Other items, net, percent	(4.60%)	0.30%
Effective Income Taxes, Percent	33.80%	32.50%